Cover	Apr. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-8644
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Central Index Key	0000728391
Entity Tax Identification Number	35-1575582
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	One Monument Circle
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	937
Local Phone Number	259-7215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false